Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (32,870)	$ (114,643)
Magistral Project [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	(58,435)
Cerro Pasco CGU [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	22,206	(42,660)
Morro Agudo [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	10,291	(59,002)
Pukaqaqa Project [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	3,978
Others Individual Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (10,910)	$ (12,976)